SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2013
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
8.	SHORT-TERM BORROWINGS

The Company has a line of credit for $ 1,651,810 (RMB10,000,000) with a commercial bank in China to finance its working capital. The credit line bears an interest at a variable rate and is renewed annually. Average interest rates for the years ended December 31, 2013, 2012 and 2011 were 6.30%, 6.60% and 5.78%, respectively. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building (see note 5) and guaranteed by BDL and an officer of the Company.

On March 28, 2013, the bank renewed the Company's credit line that bears interest at a variable rate with payments due on March 27, 2014 for $1,651,810 (RMB10,000,000).

On March 5, 2013, the Company renewed the loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $ 825,905 (RMB5,000,000) with a floating interest rate which was approximately 7.5% per year, due on March 4, 2014. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building (see note 5) and guaranteed by an officer of the Company.

Interest expense on short-borrowings amounted to $159,483, $149,488 and $82,136 for the years ended December 31, 2013, 2012 and 2011, respectively.